UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO

FORM N-Q

MARCH 31, 2007

LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 14.6%
Hotels, Restaurants & Leisure - 2.0%
136,400	McDonald's Corp.	$6,144,820

Household Durables - 1.3%
129,300	Newell Rubbermaid Inc.	4,019,937

Media - 8.7%
100,100	EchoStar Communications Corp., Class A Shares *	4,347,343
20,560	Liberty Media Holding Corp., Capital Group, Series A Shares *	2,273,730
103,100	Liberty Media Holding Corp., Interactive Group, Series A Shares *	2,455,842
372,400	News Corp., Class B Shares	9,112,628
111,700	SES Global SA, FDR	2,134,750
281,600	Time Warner Inc.	5,553,152

	Total Media	25,877,445

Multiline Retail - 1.2%
58,700	Target Corp.	3,478,562

Specialty Retail - 1.4%
113,400	Home Depot Inc.	4,166,316

	TOTAL CONSUMER DISCRETIONARY	43,687,080

CONSUMER STAPLES - 7.5%
Food & Staples Retailing - 2.0%
127,600	Wal-Mart Stores Inc.	5,990,820

Household Products - 1.8%
79,900	Kimberly-Clark Corp.	5,472,351

Tobacco - 3.7%
124,100	Altria Group Inc.	10,897,221

	TOTAL CONSUMER STAPLES	22,360,392

ENERGY - 7.1%
Energy Equipment & Services - 1.7%
82,400	GlobalSantaFe Corp.	5,082,432

Oil, Gas & Consumable Fuels - 5.4%
50,800	Royal Dutch Shell PLC, ADR, Class A Shares	3,368,040
46,900	Suncor Energy Inc.	3,580,815
130,100	Total SA, ADR	9,078,378

	Total Oil, Gas & Consumable Fuels	16,027,233

	TOTAL ENERGY	21,109,665

FINANCIALS - 29.9%
Capital Markets - 4.7%
84,600	Bank of New York Co. Inc.	3,430,530
18,500	Goldman Sachs Group Inc.	3,822,655
82,700	Merrill Lynch & Co. Inc.	6,754,109

	Total Capital Markets	14,007,294

Commercial Banks - 3.7%
103,853	Wachovia Corp.	5,717,108
157,600	Wells Fargo & Co.	5,426,168

	Total Commercial Banks	11,143,276

Consumer Finance - 5.0%
133,700	American Express Co.	7,540,680
98,800	Capital One Financial Corp.	7,455,448

	Total Consumer Finance	14,996,128

Diversified Financial Services - 4.6%
120,100	Bank of America Corp.	6,127,502

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO
Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
Diversified Financial Services - 4.6% (continued)
153,400	JPMorgan Chase & Co.	$7,421,492

	Total Diversified Financial Services	13,548,994

Insurance - 10.7%
96,100	AFLAC Inc.	4,522,466
84,100	American International Group Inc.	5,653,202
93,400	Chubb Corp.	4,825,978
161,700	Loews Corp.	7,346,031
156,600	Marsh & McLennan Cos. Inc.	4,586,814
96,600	Travelers Cos. Inc.	5,000,982

	Total Insurance	31,935,473

Thrifts & Mortgage Finance - 1.2%
61,510	Freddie Mac	3,659,230

	TOTAL FINANCIALS	89,290,395

HEALTH CARE - 7.8% Health Care Providers & Services - 3.7%
102,100	UnitedHealth Group Inc.	5,408,237
67,500	WellPoint Inc. *	5,474,250

	Total Health Care Providers & Services	10,882,487

Pharmaceuticals - 4.1%
89,800	Abbott Laboratories	5,010,840
46,800	Johnson & Johnson	2,820,168
82,600	Novartis AG, ADR	4,512,438

	Total Pharmaceuticals	12,343,446

	TOTAL HEALTH CARE	23,225,933

INDUSTRIALS - 12.5%
Aerospace & Defense - 5.5%
53,700	Boeing Co.	4,774,467
36,300	L-3 Communications Holdings Inc.	3,175,161
67,700	Raytheon Co.	3,551,542
77,400	United Technologies Corp.	5,031,000

	Total Aerospace & Defense	16,532,170

Building Products - 0.9%
101,500	Masco Corp.	2,781,100

Commercial Services & Supplies - 1.3%
58,000	Avery Dennison Corp.	3,727,080

Industrial Conglomerates - 3.7%
164,100	General Electric Co.	5,802,576
57,200	Textron Inc.	5,136,560

	Total Industrial Conglomerates	10,939,136

Machinery - 1.1%
37,300	Parker Hannifin Corp.	3,219,363

	TOTAL INDUSTRIALS	37,198,849

INFORMATION TECHNOLOGY - 5.0%
Communications Equipment - 2.8%
152,200	Comverse Technology Inc. *	3,249,470
223,000	Nokia Oyj, ADR	5,111,160

	Total Communications Equipment	8,360,630

Computers & Peripherals - 1.1%
36,200	International Business Machines Corp.	3,412,212

Software - 1.1%
113,300	Microsoft Corp.	3,157,671

	TOTAL INFORMATION TECHNOLOGY	14,930,513

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO
Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
MATERIALS - 2.6%
Chemicals - 2.6%
47,000	Air Products & Chemicals Inc.	$3,476,120
89,400	E.I. du Pont de Nemours & Co.	4,419,042

	TOTAL MATERIALS	7,895,162

TELECOMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 4.5%
234,375	AT&T Inc.	9,241,406
73,845	Embarq Corp.	4,161,166

	Total Diversified Telecommunication Services	13,402,572

Wireless Telecommunication Services - 4.4%
91,100	ALLTEL Corp.	5,648,200
388,314	Sprint Nextel Corp.	7,362,433

	Total Wireless Telecommunication Services	13,010,633

	TOTAL TELECOMMUNICATION SERVICES	26,413,205

UTILITIES - 2.3%
Multi-Utilities - 2.3%
111,600	Sempra Energy	6,808,716

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $211,163,997)	292,919,910

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.8%
Repurchase Agreement - 1.8%
$5,437,000	Interest in $550,871,000 joint tri-party repurchase agreement dated 3/30/07 with Greenwich Capital Markets Inc., 5.330% due 4/2/07; Proceeds due at maturity - $5,439,415; (Fully collateralized by various U.S. government agency obligations, 3.851% to 7.205% due 11/1/28 to 4/1/37; Market value - $5,545,775) (Cost - $5,437,000)	5,437,000

	TOTAL INVESTMENTS - 100.0% (Cost - $216,600,997#)	298,356,910
	Liabilities in Excess of Other Assets - 0.0%	(10,262)

	TOTAL NET ASSETS - 100.0%	$298,346,648

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Investors Portfolio (the "Fund") is a separate diversified investment fund of Legg Mason Partners Variable Portfolios I, Inc. (the "Company"). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans.

Effective as of close of business, April 27, 2007, the Fund is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$83,043,714
Gross unrealized depreciation	(1,287,801)

Net unrealized appreciation	$81,755,913

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 30, 2007

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 30, 2007